Short-term Investments - Summary of Short Term Investments (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Marketable Securities [Line Items]
Extendible money market certificates	¥ 57,494
Total Short-term investments	57,494
Cost or Amortized Cost [Member]
Marketable Securities [Line Items]
Extendible money market certificates	56,694
Total Short-term investments	56,694
Gross Unrealized Holding Gains [Member]
Marketable Securities [Line Items]
Extendible money market certificates	806
Total Short-term investments	806
Gross Unrealized Gains [Member]
Marketable Securities [Line Items]
Extendible money market certificates	0
Total Short-term investments	0
Foreign currency exchange losses
Marketable Securities [Line Items]
Extendible money market certificates	(6)
Total Short-term investments	¥ (6)